Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)
Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Top Ships Inc. and its subsidiaries referred to in Note
1.
Intercompany balances and transactions have been eliminated on consolidation. Non-controlling interests are stated at the non-controlling interest’s proportion of the net assets of the subsidiaries where the Company has less than
100%
interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest’s share of subsequent changes in the equity of such subsidiaries. Total comprehensive income is attributed to a non-controlling interest even if this results in a deficit balance. Changes in the Company’s ownership interests in subsidiaries that do not
result in the Company losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

Use of Estimates, Policy [Policy Text Block]
(b)
Use of Estimates:
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Critical estimates mainly include impairment of vessels, vessel useful lives and residual values and fair values of derivative instruments.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(c)
Foreign Currency Translation:
The Company’s functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the statement of comprehensive loss.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(e)
Restricted Cash:
The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve
months, such deposits are presented as current assets while if original maturities are longer than twelve
months, such deposits are presented as non-current assets.

Accounts Receivable [Policy Text Block]
(f)
Trade Accounts Receivable, net:
The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no
potentially uncollectible accounts and hence formed
no
provision for doubtful accounts at
December 31, 2018
and
2019
respectively.

Inventory, Policy [Policy Text Block]
(g)
Inventories:
Inventories consist of lubricants and paints on board the vessels. Inventories are stated at the lower of cost and net realizable value. Cost, which consists of the purchase price, is determined by the first
in,
first
out method.

Vessels Acquisitions [Policy Text Block]
(h)
Vessel Cost:

Vessels are stated at cost, which consists of the contract price, pre-delivery costs and capitalized interest incurred during the construction of new building vessels, and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive loss.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(i)
Impairment of Long-Lived Assets:

The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long lived assets are not
recoverable. Such indicators of potential impairment include, vessel sales and purchases, business plans and overall market conditions. If there are indications for impairment present, the Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. If the carrying value of the related vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss. The impairment tests the Company conducted as of
December 31, 2019,
showed that there are
no
impairment indications for any vessels of the Company’s fleet other than the Company’s two
MR1
Tankers (M/T Eco Fleet and M/T Eco Revolution) that were written down to their fair market values less costs to sell.

Depreciation, Depletion, and Amortization [Policy Text Block]
(j)
Vessel Depreciation:

Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, of
$300
per lightweight ton. Management estimates the useful life of the Company's vessels to be
25
years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

Discontinued Operations, Policy [Policy Text Block]
(k)
Long Lived Assets Held for Sale:
The Company classifies vessels as being held for sale when the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the asset, (b) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, (c) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (d) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one
year, (e) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not
depreciated once they meet the criteria to be classified as held for sale.

Long-lived assets previously classified as held for sale that are classified as held and used are revalued at the lower of (a) the carrying amount of the asset before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and (b) the fair value of the asset at the date that the Company decided not
to sell the asset.

Property, Plant and Equipment, Policy [Policy Text Block]
(l)
Other Fixed Assets, Net:

Other fixed assets, net, consist of furniture, office equipment, and cars, stated at cost, which consists of the purchase/contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets as presented below:

Description	Useful Life (years)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

Accounting for Dry Docking Costs [Policy Text Block]
(m)	Accounting for Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.

Deferred Charges, Policy [Policy Text Block]
(n)
Financing Costs:
Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest and finance costs over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

Revenue [Policy Text Block]
(o)
Accounting for Revenue and Expenses:

Revenues are generated from time charter arrangements. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Time charter revenue is only recognized when an agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured. Revenue is shown net of address commissions, if applicable, payable directly to charterers under the relevant charter agreements. Address commissions represent a common market practice discount (sales incentive) on services rendered by the Company and no
identifiable benefit is received in exchange for the consideration provided to the charterer. Commissions on time charter revenues are recognized on a pro rata basis over the duration of the period. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any off-hire period.  Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. The Company elected to not
separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and (ii) the lease component would be classified as an operating lease. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time. Under a time charter agreement, vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses and broker’s commissions are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees, and extra war risk insurance are paid by the charterer.

Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after
December 31
of each year.

When vessels are acquired with time charters attached and the rates on such charters are below or above market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of the attached time charter based on the relative fair values of the vessel and the liability or asset acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management’s estimates of the market time charter rate at the time of acquisition. The fair value of below or above market time charter is recognized as an intangible liability or asset respectively and is amortized over the remaining period of the time charter as an increase or decrease to revenues.

The Company pays commissions to ship brokers associated with arranging the Company’s charters. These commissions are recognized over the related charter period and are included in voyage expenses.

Voyage charters

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage, which may
contain multiple load ports and discharge ports. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charter party generally has a minimum amount of cargo. The charterer is liable for any short loading of cargo or "dead" freight. The voyage contract generally has standard payment terms of
95%
freight paid within
three
days after completion of loading. The voyage charter party generally has a "demurrage" or "despatch" clause. As per this clause, the charterer reimburses the Company for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Conversely, the charterer is given credit if the loading/discharging activities happen within the allowed laytime known as despatch resulting in a reduction in revenue. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo. The Company determined that its voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses and the revenue is recognized on a straight- line basis over the voyage days from the commencement of the loading of cargo to completion of discharge.

The voyage contracts are considered service contracts which fall under the provisions of ASC
606
because the Company, as the shipowner, retains the control over the operations of the vessel such as directing the routes taken or the vessel speed. The voyage contracts generally have variable consideration in the form of demurrage or despatch.

In a voyage charter contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. These costs are considered contract fulfillment costs because the costs are direct costs related to the performance of the contract and are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are amortized on a straight-line basis as the related performance obligations are satisfied.

Share-based Payment Arrangement [Policy Text Block]
(p)
Stock Incentive Plan:

All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors as well as to third
party consultants and service providers for their services provided is included in “general and administrative expenses” in the consolidated statements of comprehensive loss. The shares that do not
contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares granted to employees or directors and to non-employees, vested and non-vested, are measured at fair value which is equal to the market value of the Company’s common stock on the grant date.

Earnings Per Share, Policy [Policy Text Block]
(q)
Earnings / (Loss)  per Share:

Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method, the potential dilution that could occur if convertible preferred stock were converted, using the if-converted method as well as the potential dilution that could occur if the Company completed all sales pursuant to common stock purchase agreements, using the if-converted method. Finally net income or loss available to common stockholders is reduced to reflect any deemed dividends on convertible preferred stock, weighted for the period the convertible preferred shares were outstanding.

Derivatives, Policy [Policy Text Block]
(r)
Derivatives and Hedging, Hedge Accounting
: The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) on the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized in earnings unless specific hedge accounting criteria are met.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. Contracts which meet the criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while the ineffective portion, if any, is recognized immediately in current period earnings. The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no
longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no
longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Loss on derivatives”.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(s)
Financial liabilities:
Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings, except in the cases where these financial instruments fall under the guidance in ASC
815
-
40,
where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not
subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

Segment Reporting, Policy [Policy Text Block]
(t)
Segment Reporting:
The Chief Operating Decision Maker (“CODM”), Mr. Evangelos J. Pistiolis, receives financial information and evaluates the Company’s operations by charter revenues and not
by the length, type of vessel or type of ship employment for its customers (i.e. time or bareboat charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The CODM does not
use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not
identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one
reportable segment.

Lessee, Leases [Policy Text Block]
(u)
Sale-leaseback transactions
:
In accordance with ASC
842,
the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC
606
(existence of a contract and satisfaction of performance obligation by transferring of the control of the asset). The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (
1
) the exercise price of the option is the fair value of the asset at the time the option is exercised; and (
2
) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC
842.
If the transfer does
not
meet the criteria of sale, the Company does
not
derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

Beneficial Conversion Feature [Policy Text Block]
(v)
Beneficial conversion feature:
A beneficial conversion feature is defined as a non-detachable conversion feature that is in the money at the commitment date. The beneficial conversion feature guidance requires recognition of the conversion option’s in-the-money portion, the intrinsic value of the option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as a dividend over either the life of the instrument, if a stated maturity date exists, or to the earliest conversion date, if there is no
stated maturity date. If the earliest conversion date is immediately upon issuance, the dividend must be recognized at inception. When there is a subsequent change to the conversion ratio based on a future occurrence, the new conversion price may
trigger the recognition of an additional beneficial conversion feature on occurrence.

Investments in Unconsolidated Joint Ventures, Policy [Policy Text Block]
(w)
Investments in unconsolidated joint ventures:
The Company's investments in unconsolidated joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investments in unconsolidated joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may
have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of comprehensive loss.

Comprehensive Income, Policy [Policy Text Block]
( x )
Other Comprehensive Income:
The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity

New Accounting Pronouncements, Policy [Policy Text Block]
(y)	Recent Accounting Pronouncements:

New Accounting Pronouncements - Adopted

Financial Instruments - Derivatives Held or Issued: In
August 2017,
the FASB issued ASU
2017
-
12,
Targeted Improvements to Accounting for Hedging Activities. ASU
2017
-
12
amends the current hedge accounting model and requires certain new or modified disclosures to enable entities to better portray the economics of their risk management activities in their financial statements. The Company adopted this ASU for the reporting period commencing on
January 1, 2019
and accordingly all relative hedge accounting disclosures have been amended to comply with the new standard (Note
15
).

In
July 2017,
the FASB issued ASU
No.
2017
-
11,
"Earnings Per Share, Distinguishing Liabilities from Equity, and Derivatives and Hedging" ("ASU
No.
2017
-
11"
), which changes the classification of certain equity-linked financial instruments with down round features. As a result, a free standing equity-linked financial instrument or an embedded conversion option would not
be accounted for as a derivative liability at fair value as a result of existence of a down round feature. For freestanding equity classified financial instruments, the amendment requires the entities to recognize the effect of the down round feature when triggered in its earnings per share calculations. The Company adopted this ASU for the reporting period commencing on
January 1, 2019
and accordingly all equity-linked financial instruments of the Company have now been reassessed by applying ASU
No.
2017
-
11,
however this resulted in
no
changes to the classification of any of the Company’s equity-linked financial instruments (Note
15
).

In
June 2018,
the FASB issued ASU
2018
-
07,
“Compensation–Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting.” This ASU expands the scope of Topic
718,
which currently only includes share-based payments issued to employees, to also include share-based payments issued to nonemployees for goods and services. Currently, nonemployee awards are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever can be more reliably measured. Under ASU
2018
-
07,
equity-classified nonemployee awards within the scope of Topic
718
will be measured at grant-date fair value. The ASU simplified the accounting for share-based payments granted to nonemployees for goods and services, therefore guidance on such payments to nonemployees would be mostly aligned with the requirements for share-based payments granted to employees. The Company adopted this ASU for the reporting period commencing on
January 1, 2019
with
no
impact on its financial statements since the Company has
no
nonemployee share-based payment schemes.

Leases

On
January 1, 2019,
the Company adopted ASU
No.
2016
-
02,
Leases (ASC
842
), as amended from time to time, using the modified retrospective transition method. The Company elected to apply the additional and optional transition method to existing leases at the beginning of the period of adoption through a cumulative effect adjustment to the opening retained earnings as of
January 1, 2019.
The prior period comparative information has
not
been restated and continues to be reported under the accounting guidance in effect for those periods (ASC
840
), including the disclosure requirements. The Company elected to apply the package of practical expedients under ASC
842,
which allowed the Company,
not
to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC
840
and (iii) initial direct costs for any existing leases. In addition the Company elected to not
separate the lease and non-lease components included in the time charter revenue or operating lease payments.

On adoption of ASC
842,
the Company determined that all time charter-out contracts are considered operating leases and therefore fall under the scope of ASC
842
because: (i) the vessel is an identifiable asset; (ii) the Company. As lessor, does not
have substantive substitution rights; and (iii) the charterer, as lessee, has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. The Company’s accounting for time charter out contracts was not
impacted by the adoption of ASC
842
as the accounting is consistent with the Company’s prior policy.

On
January 1, 2019,
the Company, as lessee, recognized an operating lease right-of-use asset and lease liability measured at the present value of outstanding lease payment obligations under ASC
840.
In addition the deferred loss, previously described as Prepaid bareboat charter hire income, under ASC
840,
amounting to
$5,277
on
January 1, 2019
was reclassified to the right-of-use asset upon adoption of ASC
842.
Furthermore, the Company upon adoption of ASC
842
assumed that it will
not
exercise the purchase options under its lease contracts.

The following table shows the impact of the adoption of ASC
842
on the Company’s current period consolidated balance sheet as compared to the previous lease accounting standard, ASC Topic
840,
Leases (“ASC
840”
) as of
January 1, 2019:

As of January 1, 2019:	Under ASC 842	Under ASC 840	Increase/(decrease)

Current assets:	-
Prepaid bareboat charter hire	-	1,656	(1,656)
Other noncurrent assets:	-
Prepaid bareboat charter hire	-	3,621	(3,621)
Fixed assets:
Right of use assets from operating leases	21,905	-	21,905
Other current liabilities:
Current portion of Operating lease liabilities	4,771	-	4,771
Other noncurrent liabilities:
Non-current portion of Operating lease liabilities	11,857	-	11,857

The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments and was estimated to be
9.09%
(same as weighted average discount rate), which was the rate inherent in the lease on the lease inception. The cash paid for operating leases with original terms greater than
12
months was
$5,576
for the year ended
December 31, 2019

Operating lease right of use (“ROU”) assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

All of the Company’s Sale and Leasebacks accounted as financings have been re-evaluated under ASC
842
and the Company continues to account for them as financings.

Accounting standards issued but
not
yet adopted

The FASB has issued accounting standards that have
not
yet become effective and
may
impact the Company’s consolidated financial statements or related disclosures in future periods. These standards and their potential impact are discussed below:

Fair Value Measurement Disclosures — In
August 2018,
the FASB issued ASU
No.
2018
-
13,
 "Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU
No.
2018
-
13"
). ASU
No.
2018
-
13,
which is part of the FASB's broader disclosure framework project, modifies and supplements the current U.S. GAAP disclosure requirements pertaining to fair value measurements, with an emphasis on Level
3
disclosures of the valuation hierarchy. ASU
No.
2018
-
13
is effective on
January 1, 2020,
with early adoption permitted. The adoption of ASU
No.
2018
-
13
is currently
not
expected to have a material impact on the Company's consolidated financial statements as it relates to disclosure only.

In
November 2018,
the FASB issued ASU
2018
-
19,

Codification Improvements to Topic
326:
Financial Instruments - Credit Losses.
 This update is an amendment to the new credit losses standard, ASU
2016
-
13,

Financial Instruments—Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments
, that was issued in
June 2016
and clarifies that operating lease receivables are
not
within the scope of Topic
326.The
new credit losses standard amends the current financial instrument impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. ASU
No.
2016
-
13
is effective on
January 1, 2020,
with early adoption permitted. The adoption of this ASU is
not
expected to have a material effect on the Company’s consolidated financial statements.